Commitments and Contingencies - Schedule of Other Commitments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure Of Commitments [Line Items]
Rent of office spaces	$ 1,697
Not Later Than 1 Year
Disclosure Of Commitments [Line Items]
Rent of office spaces	350
Later Than 1 Year and Not Later Than 5 Years
Disclosure Of Commitments [Line Items]
Rent of office spaces	1,005
Later Than 5 Years
Disclosure Of Commitments [Line Items]
Rent of office spaces	$ 342